INVESTMENTS IN EQUITY SECURITIES AND EQUITY INVESTMENTS - Company's equity method investments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INVESTMENTS IN EQUITY SECURITIES AND EQUITY INVESTMENTS
Equity method investments	$ 11.1	$ 6.4	$ 6.4	$ 19.6
Venture capital fund
INVESTMENTS IN EQUITY SECURITIES AND EQUITY INVESTMENTS
Equity method investments	6.4	$ 6.4
Toloka Group, Inc
INVESTMENTS IN EQUITY SECURITIES AND EQUITY INVESTMENTS
Equity method investments	$ 4.7